Investment Contracts	12 Months Ended
Dec. 31, 2025
Pfizer Savings Plan
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investment Contracts	Investment Contracts
Participants in the Plan have a stable value investment option that invests in the T. Rowe Price Stable Value Fund, which is composed of fully benefit-responsive SICs held directly. The contract value of the investment contracts represents contributions made under the contract and related earnings offset by participant withdrawals. There are no reserves against contract value for credit risk of the contract issuers or otherwise. The value of SICs held by the Plan totaled approximately $1.2 billion and $1.3 billion as of December 31, 2025 and 2024, respectively.

Investments underlying a synthetic structure are owned by a benefit plan or collective trust fund. SICs consist of a portfolio of underlying assets (which may include units of fixed income commingled or common trust funds) owned by a benefit plan or collective trust fund and a wrap contract issued by a financially responsible third party, typically an insurance company, bank or other financial services institution. The issuer of the wrap contract provides for unscheduled withdrawals from the contract at contract value, regardless of the value of the underlying assets, in order to fund routine permitted participant-initiated withdrawals from a stable value fund. SICs provide for a variable crediting rate, which typically resets at least quarterly, and the issuer of the wrap contract provides assurance that future adjustments to the crediting rate cannot result in a crediting rate less than zero.
The crediting rate is based, in part, on the relationship between the contract value and the market value of the underlying assets, as well as previously realized gains and losses on underlying assets. The crediting rate will generally reflect, over time, movements in prevailing interest rates. However, at times the crediting rate may be more or less than prevailing rates or the actual income earned on the underlying assets. In most cases, realized and unrealized gains and losses on the underlying investments are not reflected immediately in the net assets of a stable value fund, but rather are amortized either over the time to maturity or the duration of the underlying investments, through adjustments to the future interest crediting rate.

The existence of certain conditions can limit a benefit plan’s or collective trust fund’s ability to transact at contract value with the issuers of its investment contracts. Specifically, any event outside the normal operation of a benefit plan or collective trust which causes a withdrawal from an investment contract may result in a contract value adjustment with respect to such withdrawal. Examples of such events include, but are not limited to, partial or complete legal termination of the plan or collective trust fund, tax disqualification, certain plan or trust amendments if issuer consent is not obtained, improper communications to participants, group terminations, group layoffs, early retirement programs, mergers, sales, spin-offs and bankruptcy. The Plan Sponsor does not believe the occurrence of any such event is probable.

In addition to the limitations noted above, issuers of investment contracts have certain rights to terminate a contract and settle at an amount that differs from contract value. For example, certain breaches by a benefit plan or the investment manager of their obligations, representations or warranties under the terms of an investment contract can result in its termination at market value, which may differ from contract value. Investment contracts may also provide for termination with no payment obligation from the issuer if the performance of the contract constitutes a prohibited transaction under ERISA or other applicable law. SICs may also provide issuers with the right to reduce contract value in the event an underlying security suffers a credit event or terminate the contract in the event certain investment guidelines are materially breached and not cured.